GOING CONCERN AND LIQUIDITY (Detail Textuals) (USD $)	3 Months Ended			6 Months Ended		12 Months Ended							87 Months Ended	93 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2005	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2012	Jun. 30, 2013
Going Concern and Liquidity Disclosure [Abstract]
Working capital	$ 1,204,319			$ 1,204,319		$ (867,822)							$ (867,822)	$ 1,204,319
Net losses	$ (612,026)	$ (705,441)	$ (5,534,319)	$ (1,398,069)	$ (1,423,858)	$ (2,789,976)	$ (1,804,451)	$ (1,277,001)	$ (1,114,409)	$ (1,307,630)	$ (1,043,190)	$ (767,951)	$ (15,292,937)	$ (16,691,006)